Share-based payments (Details)	12 Months Ended
	Jun. 30, 2021 $ / shares shares	Jun. 30, 2021 GBP (£) EquityInstruments £ / shares shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 GBP (£) EquityInstruments £ / shares	Jun. 30, 2019 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement
Expenses related to equity-settled share-based payment transactions | £		£ 1,386,000		£ 818,000	£ 699,000
Expenses related to cash-settled share-based payment transactions | £		£ 616,000		£ 617,000	£ 552,000
Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement
Shares reserved for issuance | shares	16,000,000	16,000,000
Shares that remain available for issuance | shares	14,848,870	14,848,870
Outstanding in share-based payment arrangement at beginning of year		136,212
Awarded		118,075
Vested		(55,225)
Outstanding in share-based payment arrangement at end of year		199,062		136,212
Fair value of shares awarded (per share) | (per share)	$ 14.66	£ 10.61	$ 15.50	£ 12.53
Class A ordinary shares | Gross award
Disclosure of terms and conditions of share-based payment arrangement
Outstanding in share-based payment arrangement at beginning of year		256,147
Awarded		221,712
Vested		(103,886)
Outstanding in share-based payment arrangement at end of year		373,973		256,147